Shareholder Fees {- Fidelity SAI U.S. Value Index Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity SAI U.S. Value Index Fund PRO-07 | Fidelity SAI U.S. Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none